SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2019
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                          VARIABLE SEPARATE ACCOUNT
                       Polaris Advisory Variable Annuity
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The following replaces all paragraphs under "Can I elect to cancel my Living
Benefit?" on page 44 in the ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL LIVING BENEFITS section of the prospectus:

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 4th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 4th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

-------------------------------     -----------------------------------------
Cancellation Request Received	    Cancellation
Effective Date
-------------------------------     -----------------------------------------
Years 1- 4                          4th Benefit Year Anniversary
-------------------------------     -----------------------------------------
Years 4+                            Benefit Quarter Anniversary following the
                                    receipt of the cancellation request
-------------------------------     -----------------------------------------


Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 4th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

Dated:  September 20, 2019

              Please keep this Supplement with your Prospectus